Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of consolidated financial statements
Name	Background		Ownership
MingZhu Investment Limited (“MingZhu BVI”)	●	A British Virgin Islands company	100% owned by MingZhu Cayman
	●	Incorporated on January 15, 2018
	●	A holding company
YGMZ (Hong Kong) Limited (“MingZhu HK”)	●	A Hong Kong company	100% owned by MingZhu BVI
	●	Incorporated on February 2, 2018
	●	A holding company
Shenzhen Yangang Mingzhu Freight Industry Co., Ltd (“MingZhu”)	●	A PRC limited liability company	100% owned by MingZhu HK
	●	Incorporated on July 10, 2002
	●	Providing trucking services
Shenzhen Yangang Mingzhu Supply Chain Management Co., Ltd (“MingZhu Management”)	●	A PRC limited liability company	100% owned by MingZhu HK
	●	Incorporated on September 5, 2018
	●	Transportation and supply chain management services
Shenzhen Pengcheng Shengshi Logistics Co., Ltd (“MingZhu Pengcheng”)	●	A PRC limited liability company	100% owned by MingZhu
	●	Incorporated on April 7, 2010
	●	Providing trucking services

Schedule of estimated useful lives of assets
Classification	Estimated Useful Life
Buildings and improvements	10 years
Computer and office equipment	3-5 years
Revenue equipment*	5 years

Schedule of disaggregated information of revenues
	2020	2019	2018
Guangdong province	$13,522,929	$15,209,518	$14,426,772
Xinjiang province	5,271,022	14,201,032	13,220,017
Total revenues	$18,793,951	$29,410,550	$27,646,789